Derivative financial instruments - Summary of Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 6,454	$ 6,490
Derivatives held for trading, Fair value liabilities	(5,574)	(6,357)
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	(131)	(150)
Fair value asset	7,142	7,375
Fair value liability	(6,569)	(8,504)
Current derivatives, Fair value assets	3,032	3,016
Current derivatives, Fair value liabilities	(2,808)	(2,991)
Non-current derivatives, Fair value assets	4,110	4,359
Non-current derivatives, Fair value liabilities	(3,761)	(5,513)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	35	32
Hedges, Fair value liability	(35)	(605)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	653	853
Hedges, Fair value liability	(829)	(1,392)
Currency forwards, futures and cylinders | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	35	32
Hedges, Fair value liability	(35)	(451)
Cross-currency interest rate swaps | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	0	(154)
Currency forwards, futures and swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	460	22
Hedges, Fair value liability	(523)	(1,159)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	193	831
Hedges, Fair value liability	(306)	(233)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	237	167
Derivatives held for trading, Fair value liabilities	(756)	(2,000)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,637	1,543
Derivatives held for trading, Fair value liabilities	(1,281)	(952)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,580	3,780
Derivatives held for trading, Fair value liabilities	(2,844)	(2,845)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	885	768
Derivatives held for trading, Fair value liabilities	(693)	(560)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	115	232
Derivatives held for trading, Fair value liabilities	0	0
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	(115)	(100)
Commodity price contracts
Disclosure of detailed information about financial instruments [line items]
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	$ (16)	$ (50)